Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers and suppliers	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		14.16%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.99%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.76%
Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.45%
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.16%
Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.62%